RELATED PARTIES	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 13 - RELATED PARTIES

a.	Related parties include the controlling shareholder and companies under his control, the Board of Directors and the executive officers of the Company.

b.	As to options and restricted shares granted to directors and executive officers, see Note 10b(2).

c.	As to the Subscription Agreement with the controlling shareholder, see Note 10a(2).

d.	On December 31, 2024, the CEO terminated his employment agreement, and starting in January 2025 he will serve as a consultant.